Share based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Expected dividends paid per common share	0.00%	0.00%	0.00%
Expected life in years	5 years	5 years	0 years
Expected volatility in the price of common shares	65.00%	65.00%	0.00%
Risk free interest rate	1.68%	1.75%	0.00%
Weighted average fair market value per share at grant date	$ .52	$ 1.06	$ .00
Intrinsic (or "in-the-money") value per share of options exercised	$ .00	$ .59	$ 0.00